Segment Reporting	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Disclosure of operating segments [text block]
1.5 SEGMENT REPORTING
For management purposes, the Group is organized into business units based on its activities and services and has four reportable segments, as follows (Note 1.1.2):
•Construction, which undertakes the design and build of all sorts of public and private works, including most notably the construction of public infrastructures.
•Highways, which carries out the development, financing and operation of highways.
•Airports, which is engaged in developing, financing and operating airports.
•Energy, which focuses on innovative solutions for the promotion, construction and operation of energy generation and transmission infrastructures.
No operating segments have been aggregated to form the above reportable operating segments.
The global Chief Executive Officer is the Chief Operating Decision Maker (CODM) and monitors the operating results of its business units separately for the purpose of making decisions on resource allocation and performance assessment. Segment performance is evaluated based on profit or loss and is measured consistently with profit or loss in the consolidated financial statements. Furthermore, information reported to the market is also broken down into the above four segments.
The income statement is shown below by segment for 2025, 2024 and 2023. The “Other” column includes the income and/or expenses of companies not assigned to any of the business segments, including most notably the parent company Ferrovial SE and its other businesses, such as the waste treatment plants in UK, the mining services in Chile (divested in June 2025) and the new activity started by the group in 2024 related to the development of data centers called Digital Infrastructure. The “Adjustments” column reflects inter-segment consolidation eliminations.
As can be seen in the following tables, Construction and Highways revenues account for more than 10% of the Group’s consolidated revenue (IFRS8 p.13). The Airports segment is also a significant area of activity for Ferrovial, as well as the Energy segment, a relatively new business area where the Group has future growth plans in place, and therefore, they are both disclosed as reporting segments. The CEO assesses its performance separately based on an income statement measured consistently with profit or loss in the consolidated financial statements and with a similar presentation.
Income statement by business segment 2025, 2024 and 2023 (Million euro).

(Millions of euros)	Construction	Highways	Airports	Energy	Other	Adjustments	Total 2025
Revenues	7,653	1,374	111	339	460	(310)	9,627
Total operating expenses	7,142	385	75	336	537	(305)	8,170
Depreciation and amortization expenses	160	270	22	15	23	—	490
(Impairment) and gains/(losses) on disposals of non-current assets	6	—	270	(7)	(59)	—	210
Operating profit/(loss)	357	719	284	(19)	(159)	(5)	1,177
Profit/(loss) on derivatives and other net financial income/(expense)	(52)	(57)	30	(4)	9	—	(74)
Net financial income/(expense) from financing	126	(234)	69	(15)	(237)	—	(291)
Net financial income/(expense)	74	(291)	99	(19)	(228)	—	(365)
Share of profits of equity-accounted companies	—	247	11	—	—	—	258
Profit/(loss) before tax from continuing operations	431	675	394	(38)	(387)	(5)	1,070
Income tax benefit/(expense)	(99)	(65)	(92)	—	316	—	60
Profit/(loss) net of tax from continuing operations	332	610	302	(38)	(71)	(5)	1,130
Profit/(loss) net of tax from discontinued operations	—	—	—	—	20	—	20
Net profit/(loss)	332	610	302	(38)	(51)	(5)	1,150
Net (profit)/loss for the year attributed to non-controlling interests	(91)	(177)	5	1	—	—	(262)
Net profit/(loss) for the year attributed to the parent company	241	433	307	(37)	(51)	(5)	888

(Millions of euros)	Construction	Highways	Airports	Energy	Other	Adjustments	Total 2024
Revenues	7,236	1,256	91	270	519	(224)	9,148
Total operating expenses	6,806	338	65	268	551	(222)	7,806
Depreciation and amortization expenses	146	232	22	13	28	—	441
(Impairment) and gains/(losses) on disposals of non-current assets	—	151	2,025	—	32	—	2,208
Operating profit/(loss)	284	837	2,029	(11)	(28)	(2)	3,109
Profit/(loss) on derivatives and other net financial income/(expense)	(34)	(75)	627	—	24	(3)	539
Net financial income/(expense) from financing	150	(215)	(2)	(8)	(193)	3	(265)
Net financial income/(expense)	116	(290)	625	(8)	(169)	—	274
Share of profits of equity-accounted companies	—	226	8	—	4	—	238
Profit/(loss) before tax from continuing operations	400	773	2,662	(19)	(193)	(2)	3,621
Income tax benefit/(expense)	(142)	(110)	3	5	99	—	(145)
Profit/(loss) net of tax from continuing operations	258	663	2,665	(14)	(94)	(2)	3,476
Profit/(loss) net of tax from discontinued operations	—	—	—	—	14	—	14
Net profit/(loss)	258	663	2,665	(14)	(80)	(2)	3,490
Net (profit)/loss for the year attributed to non-controlling interests	(68)	(160)	(23)	—	—	—	(251)
Net profit/(loss) for the year attributed to the parent company	190	503	2,642	(14)	(80)	(2)	3,239

	Construction	Highways	Airports	Energy	Other	Adjustments	Total 2023
Revenues	6,870	1,085	80	207	506	(233)	8,515
Total operating expenses	6,659	286	58	206	548	(233)	7,524
Depreciation and amortization expenses	134	213	20	9	26	(1)	401
(Impairment) and gains/(losses) on disposals of non-current assets	—	38	—	—	(2)	(1)	35
Operating profit/(loss)	77	624	2	(8)	(70)	—	625
Profit/(loss) on derivatives and other net financial income/(expense)	(31)	5	(12)	(1)	28	(2)	(13)
Net financial income/(expense) from financing	117	(224)	3	—	(114)	1	(217)
Net financial income/(expense)	86	(219)	(9)	(1)	(86)	(1)	(230)
Share of profits of equity-accounted companies	—	198	11	(1)	6	1	215
Profit/(loss) before tax from continuing operations	163	603	4	(10)	(150)	—	610
Income tax benefit/(expense)	(65)	(55)	(20)	2	22	1	(115)
Profit/(loss) net of tax from continuing operations	98	548	(16)	(8)	(128)	1	495
Profit/(loss) net of tax from discontinued operations	—	—	—	—	17	(1)	16
Net profit/(loss)	98	548	(16)	(8)	(111)	—	511
Net (profit)/loss for the year attributed to non-controlling interests	(51)	(126)	7	—	—	—	(170)
Net profit/(loss) for the year attributed to the parent company	47	422	(9)	(8)	(111)	—	341